FINANCIAL INSTRUMENTS - IBRO Reform (Details) - Derivative financial instruments $ in Millions	Dec. 31, 2021 USD ($)
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	$ 1,292
Financial liabilities	1,200
Notional amount	17,085
USD LIBOR (1 month)
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	62
Financial liabilities	0
USD LIBOR (3 months)
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	1,155
Financial liabilities	1,200
Notional amount	5,828
USD LIBOR (6 months)
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	75
EUR Fixed to USD LIBOR (3 months)
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	8,311
GBP Fixed to USD LIBOR (3 months)
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	1,227
CHF Fixed to USD LIBOR (3 months)
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	1,359
MYR LIBOR (3 months) to USD LIBOR (3 months)
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 360